Note 5 - Loans and Related Allowance for Loan and Lease Losses - Additional Information on Impaired Loans (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Average recorded investment	$ 14,297	$ 14,589
Interest income recognized	358	567
Commercial Real Estate Portfolio Segment [Member] | Owner Occupied Loan [Member]
Average recorded investment	2,851	3,808
Interest income recognized	72	176
Commercial Real Estate Portfolio Segment [Member] | Non-owner occupied Loan [Member]
Average recorded investment	8,815	6,558
Interest income recognized	184	199
Residential Portfolio Segment [Member]
Average recorded investment	1,247	1,626
Interest income recognized	52	49
Commercial And Industrial [Member]
Average recorded investment	1,076	1,770
Interest income recognized	42	141
Home Equity Lines of Credit [Member]
Average recorded investment	308	177
Interest income recognized	8	2
Construction and Other [Member]
Average recorded investment	0	648
Interest income recognized	0	0
Consumer Portfolio Segment [Member]
Average recorded investment	0	2
Interest income recognized	$ 0	$ 0